Shareholder Report, Average Annual Return (Details) - C000229339	12 Months Ended	32 Months Ended
	May 31, 2024	May 31, 2024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory/Strategy Benchmark)
Average Annual Return, Percent	1.82%	(4.43%)
Without Sales Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%	(4.51%)